Property, Plant and Equipment - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) m²	Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)		Sep. 29, 2015 EUR (€)	Dec. 20, 2012 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	€ 1,342,471	€ 1,156,031	[1]	€ 999,072	[1]
Financial lease agreement on carrying value	51,127	51,718		34,582
Capitalised interest on borrowing costs	3,100	3,400		2,600
Cash effect of interest capitalized	€ 3,900	2,200		3,600
AMS8 data center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of area of land | m²	22,000
PAR7 data center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financial lease agreement on carrying value	€ 20,900
Land [member] | AMS8 data center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	14,800
Land [member] | Parcel of land in Frankfurt [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	10,700
Land [member] | PAR7 data center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value							€ 20,900
Buildings [member] | AMS8 data center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	16,800					€ 16,800
Freeholds land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	104,600	76,900		76,900
Mortgages [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	102,900	90,200		71,800
Financial Lease Agreement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value	€ 50,200	€ 51,300		€ 33,900

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.